SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses And Other Current Assets
Prepaid insurance	$ 160,756	$ 248,364	$ 171,855
Legal and professional	15,787	27,448	24,476
Other	240,007	147,183	124,686
Total prepaid expenses and other current assets	$ 416,550	$ 422,995	$ 321,017